10. FAIR VALUE MEASUREMENT (Details 2)	9 Months Ended
Sep. 30, 2017 USD ($)
Beginning fair value balance reported in the consolidated balance sheet at December 31, 2016	$ 20,405,190
Change in fair value (gain) reported in the statements of operations	(7,685,607)
Exercise of J and K Warrants	(9,945,000)
Ending fair value balance reported in the condensed consolidated balance sheet at September 30, 2017	2,774,583
Warrants G H I
Beginning fair value balance reported in the consolidated balance sheet at December 31, 2016	6,393,936
Change in fair value (gain) reported in the statements of operations	(3,619,353)
Exercise of J and K Warrants	0
Ending fair value balance reported in the condensed consolidated balance sheet at September 30, 2017	2,774,583
Warrants J K
Beginning fair value balance reported in the consolidated balance sheet at December 31, 2016	14,011,254
Change in fair value (gain) reported in the statements of operations	(4,066,254)
Exercise of J and K Warrants	(9,945,000)
Ending fair value balance reported in the condensed consolidated balance sheet at September 30, 2017	$ 0